DIVIDEND AND INCOME FUND
11 Hanover Square
New York, NY
www.DividendandIncomeFund.com

July 20, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Preliminary Proxy Statement for Dividend and Income Fund (File No. 811-08747)

Dear Sir or Madam:

On behalf of Dividend and Income Fund (the “Fund”), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is a preliminary proxy statement to be used in connection with a special meeting of the shareholders of the Fund.  The preliminary proxy statement asks shareholders to consider and vote upon proposals to (i) approve a new investment management agreement between the Fund and Bexil Advisers LLC, the Fund’s current investment manager and (ii) ratify the appointment of the Fund’s independent auditors for the fiscal year ending December 31, 2012.

If you have any questions or comments regarding the foregoing, please contact Fatima Sulaiman at 202-778-9082 at K&L Gates LLP, legal counsel to the Fund.  Thank you.

Sincerely,

/s/ John F. Ramirez

Enclosure

cc:           Thomas B. Winmill, Esq.
Thomas O’Malley
Dividend and Income Fund